Commitments and Contingencies - Yale University (Details) - Yale university - USD ($) $ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2019	Feb. 28, 2014	Sep. 30, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments upon achievement of certain regulatory milestones			$ 0.2
Milestone payments upon achievement of certain commercial milestones			$ 0.6
License agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold notice period required to terminate the agreement			90 days	90 days
License agreement related to coatings for small diameter vessels to inhibit clotting
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement, Maximum Annual Maintenance Fee	$ 0.1	$ 0.1
License agreement related to bioartificial vascular pancreas
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement, Maximum Annual Maintenance Fee			$ 0.1
License agreement related to tubular prostheses
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement, Maximum Annual Maintenance Fee	$ 0.1